Equity - Non controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
At the beginning of the year	$ 148,686
Other comprehensive income / (loss)
Currency translation	(78,444)	$ 466,203	$ (281,684)
Remeasurement of defined benefit obligation net of tax	27	(33)	4
Total Other comprehensive income / (loss)	(77,149)	463,516	(281,750)
Changes in non-controlling interest
Dividends approved	(38,707)	(27,380)	(13,656)
Non-controlling interest at the end of the year	74,169	148,686
Non-controlling interests
Equity
At the beginning of the year	148,686	78,929	146,274
Shareholder contributions	0	0	9,424
Income / (loss) for the year	9,995	25,238	(13,039)
Other comprehensive income / (loss)
Currency translation	(19,292)	99,841	(50,047)
Remeasurement of defined benefit obligation net of tax	48	(10)	(20)
Cash flow hedge	688	(1,874)
Reserve for income tax	(197)	441	5
Total Other comprehensive income / (loss)	(18,753)	98,398	(50,062)
Changes in non-controlling interest
Changes in the participations -acquisitions	(27,052)	(26,499)	(12)
Dividends approved	(38,707)	(27,380)	(13,656)
Changes in non-controlling interest	(65,759)	(53,879)	(13,668)
Non-controlling interest at the end of the year	$ 74,169	$ 148,686	$ 78,929